General Description on the Plan	12 Months Ended
Dec. 31, 2025
EBP 104 [Member]
EBP, Description of Plan [Line Items]
General Description on the Plan	General Description of the Plan

Overview and Eligibility

Chemed Corporation, as the Plan Administrator, adopted the Chemed/Roto-Rooter Savings & Retirement Plan (the "Plan"). The Plan is a defined contribution plan available to all full-time employees of participating units of Chemed Corporation (the "Company"), except those covered by collective bargaining agreements, who have completed at least 500 hours of service in any six months of continuous service. The following summary provides an overview of major Plan provisions and is provided for general informational purposes. Participants should refer to the Plan document for more complete information and a full description of the Plan provisions and qualifications. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

Contributions

Employee contributions may be made from before-tax earnings, which has the effect of reducing current taxable earnings for federal income tax purposes, and/or after tax earnings. In any Plan year, an employee may contribute up to a maximum of 85% of his or her included compensation, as defined, or the maximum allowed by the Internal Revenue Code, as amended ("IRC"), whichever is less ("Basic Contribution"). For the Plan year 2025, the IRC limit on before-tax contributions was $23,500. In addition, eligible employees who have attained age 50 prior to the close of the Plan year are eligible to make a catch-up contribution of $7,500. Employee contributions are made through payroll deductions. The Company, on a participating unit basis, may elect to make contributions ("Qualified Matching Contribution") to the Plan on the first 6% of employees’ basic contribution. The Company may also elect to make discretionary contributions (“Qualified Nonelective Contribution”). The Company made discretionary contributions of $4,993,888 and $4,868,290 for the years ended December 31, 2025 and 2024, respectively.

The Plan limits covered compensation for purposes of determining Basic and Matching Contributions to $350,000 for the Plan year ended December 31, 2025. All contributions are subject to limitations imposed by the IRC and ERISA.

Participant Accounts

Individual participant accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contributions, the Company match if applicable, an allocation of Plan earnings, and charged with withdrawals and an allocation of Plan losses and administrative expenses. Allocations are based on participant earnings or account balances, as defined. The Plan benefit to which a participant is entitled is the benefit that can be provided from the participant’s account.

Vesting and Forfeitures

Participants are immediately vested in their Basic Contributions and any earnings or losses thereon. Vesting in the employer’s Matching Contributions occurs in annual 20% increments after two years of service and participants are fully vested after six years of service. Additionally, all participants of the Plan are fully vested in employer contributions upon normal retirement, death or total permanent disability incurred while employed. Participants who forfeit amounts under the Plan are permitted to restore the amount of such forfeiture by paying the Plan, subject to certain limitations, the entire withdrawn amount which gave rise to the forfeiture. Forfeitures are not permitted to be restored to the participants’ accounts after the occurrence of five consecutive one year breaks-in-service. The Company may elect to use forfeitures to pay Plan administrative expenses or to reduce Qualified Nonelective Contributions and Qualified Matching Contributions.

At December 31, 2025 and 2024, the forfeited account totaled $1,308,763 and $1,428,589, respectively, which was used to reduce the year end employer contributions receivable.

Investment Options

Investment of employee contributions is made in accordance with employee elections and stipulated Plan provisions. Beginning January 1, 1999, the Plan appointed Merrill Lynch, who was subsequently acquired by Bank of America, N.A., as trustee and currently offers participants the ability to invest contribution amounts in various mutual fund options, a stable value collective trust fund and Chemed Corporation stock. Purchases of Chemed Corporation stock are made by the Plan’s trustee on the open market. Investment in Chemed Corporation stock is limited to 20% of a participant’s total account balance. Employer contributions are invested in the same manner and allocation as the employee contributions. The Plan allows participants to transfer funds among the various investment options.

Notes Receivable from Participants

Participants may borrow from their vested account balance a minimum of $500 up to a maximum of 50% of the vested account balance with a maximum limit of $50,000. Loan terms range from 1 to 5 years or up to 10 years if the proceeds of the loan are used for the purchase of the participant’s primary residence. Loans are secured by the balance in the Participant’s account and bear interest at the prime rate plus 1%. Participants may not have more than two loans outstanding at any one time. Principal and interest payments are payable ratably through direct payroll deductions. Loans are in default when any scheduled payment remains unpaid beyond the last day of the calendar quarter following the calendar quarter in which the participant missed a scheduled payment. Also, a loan is in default if the participant or a representative makes a false statement to the Plan.

Payment of Benefits

Upon termination of service with the Company, participants are entitled to a lump sum distribution of the vested portion of their account balance. Upon retirement or if a participant becomes totally and permanently disabled or dies, the participant or their beneficiary is entitled to their entire account balance. Retired and terminated Participants who have an account balance in excess of $5,000 may elect various forms of deferred distribution.

Withdrawals

The Plan allows withdrawals of after-tax, rollover and vested employer matching contributions while an active employee. The Plan also allows for a "financial hardship" withdrawal of before-tax contributions for participants under age 59 ½ years in cases of demonstrated "financial hardship", as defined by the Plan document.

Plan Termination

The Company anticipates that the Plan will continue without interruption but reserves the right to discontinue the Plan subject to the provisions of ERISA and the IRC. In the event that the Plan is terminated, the participants shall be fully vested in the current market value of amounts credited to their accounts at the date of termination.